Annual Total Returns - Franklin Minnesota Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF3-22 - Franklin Minnesota Tax-Free Income Fund - Class A	Jul. 01, 2021
Bar Chart Table:
Annual Return 2011	11.03%
Annual Return 2012	6.60%
Annual Return 2013	(3.78%)
Annual Return 2014	8.16%
Annual Return 2015	2.15%
Annual Return 2016	0.26%
Annual Return 2017	3.93%
Annual Return 2018	0.26%
Annual Return 2019	6.60%
Annual Return 2020	4.97%